Income taxes	9 Months Ended
Sep. 30, 2013
Income taxes [Abstract]
Income taxes

Note 10 - Income taxes:

The provision for income taxes consists of the following:

	For the Nine Months Ended September 30,		For the Years Ended December 31,
	2013	2012	2012	2011	2010
	(unaudited)	(unaudited)
Current	$112,662	$180,229	$301,932	$193,751	$199,140
Deferred	42,876	(161,192)	(176,755)	(43,556)	(78,280)
Effect of change in valuation allowances	-	-	(111,375)	46,038	-
Totals	$155,538	$19,037	$13,802	$196,233	$120,860

The reconciliation between the Company's effective tax rate on income from continuing operations and the statutory rate is as follows:

	For the Nine Months Ended September 30,		For the Years Ended December 31,
	2013	2012	2012	2011	2010
	(unaudited)	(unaudited)
Income tax expense at federal statutory rate	$-	$-	$-	$-	$-
State and local income taxes	155,538	19,037	125,177	150,195	120,860
Change in valuation allowance	-	-	(111,375)	46,038	-
Income tax expense	$155,538	$19,037	$13,802	$196,233	$120,860

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	At September 30,	At December 31,
	2013	2012	2011
Long-term deferred tax assets (liabilities):	(unaudited)
State and local net operating loss carryforwards	$59,874	$76,918	$90,157
Deferred rent	168,079	169,183	115,031
Lease incentives	34,914	36,868	38,842
Depreciation and amortization	44,089	66,413	(56,857)
Total long-term deferred tax assets	306,956	349,382	187,173

Valuation allowance	-	-	(111,375)
Total net deferred tax assets	$306,956	$349,382	$75,798

Net operating loss carryfowards of approximately $1,923,000 expire through 2023.

In assessing the realizability of deferred tax assets, Management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income. At December 31, 2011, a valuation allowance equal to 100% of the deferred tax assets has been provided for JEC II due to the uncertainty related to the extent and timing of JEC II's future taxable income. In 2012, JEC II began generating income through its interest in Bagatelle NY, which was profitable in 2012 and is expected to generate future taxable income. As such, the valuation allowance was reversed in 2012.